Shareholders' Equity (Details) (USD $)	0 Months Ended			3 Months Ended								12 Months Ended
	Jul. 03, 2013	Jul. 01, 2013	May 15, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2008	Dec. 31, 2014	Aug. 28, 2013	Oct. 21, 2002
Shareholders’ Equity [Abstract]
Shareholders' equity							$ 57,173,000				$ 77,510,000	$ 57,173,000		$ 77,510,000			$ 70,123,000
Net income				1,701,000	1,886,000	1,528,000	1,293,000	1,266,000	1,302,000	1,347,000	1,200,000	6,408,000		5,115,000
Proceeds from rights offering												6,143,000
Dividends on common stock												757,000		188,000
Common stock issued and related tax effects												537,000	[1]	355,000	[1]
Net unrealized gains (losses) on securities arising during the period, after-tax												619,000		(1,809,000)
Proceeds from issuance of redeemable preferred stock																20,600,000
Preferred stock accretion period																5 years
Proceeds from issuance of warrants																2,600,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				556,000								556,000
Stockholders' Equity, Period Increase (Decrease)												13,000,000
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased				153,000								153,000
Stock Redeemed or Called During Period, Value	10,400,000		10,300,000											20,649,000
Stock Redeemed or Called During Period, Shares		10,325	10,324
Payments for Repurchase of Warrants														$ 2,707,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																764,778		764,778
Maximum percentage of outstanding common stock authorized for repurchase																			10.00%
Treasury Stock, Shares, Retired												131,000
Contractual life of Warrant																10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																4.05
Shares repurchased												0		0
Preferred stock dividend rate												5.00%		5.00%
Preferred stock dividend rate after 5 years												9.00%

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.